Average Annual Total Returns{- Fidelity Asset Manager 20%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-11 - Fidelity Asset Manager 20%	Fidelity Asset Manager 20% Return Before Taxes Past 1 year	Fidelity Asset Manager 20% Return Before Taxes Past 5 years	Fidelity Asset Manager 20% Return Before Taxes Past 10 years	Fidelity Asset Manager 20% After Taxes on Distributions Past 1 year	Fidelity Asset Manager 20% After Taxes on Distributions Past 5 years	Fidelity Asset Manager 20% After Taxes on Distributions Past 10 years	Fidelity Asset Manager 20% After Taxes on Distributions and Sales Past 1 year	Fidelity Asset Manager 20% After Taxes on Distributions and Sales Past 5 years	Fidelity Asset Manager 20% After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0056 Past 1 year	F0056 Past 5 years	F0056 Past 10 years
Total	8.62%	5.77%	4.71%	7.71%	4.67%	3.57%	5.14%	4.07%	3.29%	7.51%	4.44%	3.84%	7.93%	5.42%	4.53%